Note 9 - Warrants (Details Textual) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 25, 2022	Oct. 26, 2020
Fair Value Adjustment of Warrants	$ (15,390,000)	$ 0	$ (1,452,000)		$ 0	$ (6,095,170)
Public Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								6,799,439
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 11.50
Class of Warrant or Right, Outstanding (in shares)	6,799,439		6,799,439	6,799,439
Class of Warrants and Rights Outsanding, Price (in dollars per share)							$ 0.55
Warrants and Rights Outstanding							$ 8,000,000.0
Fair Value Adjustment of Warrants	$ 15,400,000			$ 1,500,000
Private Placement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								7,719,779
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50		$ 11.50	$ 11.50				$ 11.50
Class of Warrant or Right, Outstanding (in shares)	7,719,779		7,719,779	7,719,779
Class of Warrants and Rights Outsanding, Price (in dollars per share)							$ 0.45
Warrants and Rights Outstanding							$ 6,500,000